Cover	May 24, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 24, 2022
Entity Registrant Name	XOS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39598
Entity Tax Identification Number	98-1550505
Entity Address, Postal Zip Code	90065
City Area Code	818
Local Phone Number	316-1890
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001819493
Entity Addresses [Line Items]
Entity Address, Address Line One	3550 Tyburn Street
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	XOS
Security Exchange Name	NASDAQ
Warrant
Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	XOSWW
Security Exchange Name	NASDAQ